Share-Based Compensation - RSUs and DSUs that Remain Outstanding (Details)	Jun. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	1,314,534
Vested (in shares)	373,697
Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	1,299,175
Vested (in shares)	365,495
Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	2,457
Vested (in shares)	0
Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	12,902
Vested (in shares)	8,202
Bottom of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 1.90
Bottom of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	33.48
Bottom of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	90.12
Top of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	24.96
Top of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	58.32
Top of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 113.16